Borrowings and financial liabilities - ATLAS convertible bond issue - Atlas 2021 Atlas Contract (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) item	Nov. 19, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Apr. 30, 2020 EUR (€)
Borrowings and financial liabilities
Amount of agreement		€ 10,000,000	€ 32,000,000	€ 24,000,000
Nominal value of each installments			€ 4,000,000
Percentage of Cash Reimbursement of Principal	110.00%
Valuation input	0.96
ATLAS ORNANE note warrants
Borrowings and financial liabilities
Par Value Of Each Ornane	€ 25,000
Convertible notes to Atlas
Borrowings and financial liabilities
Bonds converted to new shares | item	250
Percentage of Cash Reimbursement of Principal	100.00%
Number of trading days used to calculate conversion price | item	10
Cash redemption, number of days used to calculate | item	10
Conversion ratio	1.10
Convertible notes to Atlas | ATLAS ORNANE note warrants
Borrowings and financial liabilities
Par Value Of Each Ornane	€ 25,000